Schedule I, Condensed Financial Statements, Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit/(Loss) Reconciliation [Abstract]
Profit/(loss) for the period	$ 41,596	$ (111,804)	$ (4,855)
Additional profit/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	5,231	5,351	6,646
Equity Reconciliation [Abstract]
Shareholders equity	1,756,112	1,895,453	1,959,111	$ 2,023,501
Parent [Member]
Basis of Presentation [Abstract]
Cash dividend receivable from subsidiaries	0	10,383	29,737
Profit/(Loss) Reconciliation [Abstract]
Profit/(loss) for the period	(184,443)	52,565	31,263
Additional profit/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	226,039	(164,369)	(36,118)
Equity Reconciliation [Abstract]
Shareholders equity	1,769,146	2,087,059	2,153,420
Additional shareholders equity if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	$ (13,034)	$ (191,606)	$ (194,309)